Summary of Significant Accounting Policies - Additional Information (Details)			12 Months Ended
	Aug. 30, 2017	Apr. 01, 2016 USD ($)	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥) shares	Jul. 19, 2017 shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Impairment of investments			$ 0	$ 0	$ 0
Externally purchased software, amortization period			5 years
Original value of intangible assets			$ 24,377	8,684
Accumulated amortization			4,288	1,684
Impairment of long-lived assets			$ 0	$ 0	0
Investment threshold amount		$ 7,000,000
Vesting date		Apr. 01, 2016		Apr. 01, 2016
Maturity period stated in terms			6 years
Cash grants recorded in other income			$ 855,158	$ 2,065,510	298,072
Cash grants recorded in deferred income			$ 912,124	778,434
Reimbursement recognized period			5 years
Capital leases			$ 0	0	0
Unrecognized tax benefits and related interest and penalties			$ 0	0	0
Number of reportable segments | Segment			1
Aggregate amount of cash and cash equivalents			$ 229,660,148	$ 83,948,770	$ 13,160,696				$ 7,152,274
Share consolidation of ordinary shares and preferred shares	six-to-one
ASU 2016-02
Significant Accounting Policies [Line Items]
Unrecognized future minimum operating lease commitments			$ 3,000,000
Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Percentage of foreign currency risk			2.00%	8.00%
Foreign Currency Risk | Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Aggregate amount of cash and cash equivalents | ¥						¥ 25,660,869		¥ 44,156,161
Deferred Income
Significant Accounting Policies [Line Items]
Reimbursements recognized			$ 1,482,000
Other Income
Significant Accounting Policies [Line Items]
Reimbursements recognized			$ 78,000
Series A2 Convertible Preferred Shares
Significant Accounting Policies [Line Items]
Issuance warrants to purchase preferred shares | shares			461,808			461,808	461,808